DEPOSITS AND OTHER RECEIVABLES (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Subsidiary, Sale of Stock [Line Items]
Deposits and other receivables, net of allowance	$ 1,291,266	$ 10,009,896	$ 84,285
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits and other receivables, net of allowance		$ 9,958,492